GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated deficit	$ (6,694,959)	$ (4,019,428)
QPAGOS Corporation - Parent Company [Member]
Accumulated deficit		$ (4,019,428)	$ (1,490,185)